Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue	$ 620	$ 586	$ 464
Other income	4,087	10,507	3,590
Total Income	4,707	11,093	4,054
Expenses
Royalties and licence fees	(451)	(272)	(139)
Research and development	(6,890)	(6,925)	(13,287)
Employee benefits expense	(5,094)	(5,015)	(6,283)
Share-based expense	(434)	(386)	(1,746)
Travel related costs	(468)	(629)	(1,023)
Consultants costs	(783)	(976)	(1,020)
Occupancy costs	(587)	(550)	(500)
Depreciation	(194)	(217)	(290)
Corporate expenses	(1,360)	(1,540)	(1,139)
Foreign exchange realized loss	(39)	(98)	(414)
Foreign exchange unrealized loss	(5)	(168)
IPO costs			(1,191)
Change in market value of listed investment	(41)
Loss on disposal of fixed assets	(1)	(7)
Write-off of clinical trial prepayment			(1,800)
Total Expenses	(16,347)	(16,783)	(28,832)
Loss before income tax	(11,640)	(5,690)	(24,778)
Income tax	0	0	0
Loss after income tax for the period attributable to the owners of Benitec Biopharma Limited	(11,640)	(5,690)	(24,778)
Other comprehensive income
Foreign currency translation loss	(63)	34	(19)
Total comprehensive loss for the period attributable to the owners of Benitec Biopharma Limited	$ (11,703)	$ (5,656)	$ (24,797)
Basic loss for the twelve months, cents per share	$ (0.0553)	$ (0.0324)	$ (0.1741)
Diluted loss for the twelve months, cents per share	$ (0.0553)	$ (0.0324)	$ (0.1741)